Business Segment and Geographical Information - Distribution of Net Revenue by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 5,480,826	$ 2,797,288	$ 2,805,839
Ireland
Segment Reporting Information [Line Items]
Revenue	1,365,909	1,181,292	1,252,834
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	1,175,515	416,884	388,916
U.S.
Segment Reporting Information [Line Items]
Revenue	2,581,007	925,563	892,497
Other
Segment Reporting Information [Line Items]
Revenue	$ 358,395	$ 273,549	$ 271,592